SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED STATEMENTS OF OPERATIONS
Net revenues	$ 21,712,720	$ 30,318,816	$ 31,976,268
Cost of revenues	(6,472,133)	(8,762,910)	(6,035,768)
Gross profit	15,240,587	21,555,906	25,940,500
Operating expenses:
General and administrative expenses	(2,253,979)	(2,990,392)	(4,384,720)
Research and development expenses	(3,530,046)	(3,818,394)	(7,210,687)
Sales and marketing expenses	(9,778,603)	(15,056,063)	(17,674,610)
Other operating income, net	283,252	462,284	793,685
Total operating expenses	(15,279,376)	(21,402,565)	(28,476,332)
Loss from operations	(38,789)	153,341	(2,535,832)
Interest expenses, net	(30,911)	(65,742)	(28,443)
Foreign exchange gains (losses), net	(5,628)	(15,034)	(10,829)
Loss before income taxes and equity in earnings of subsidiaries	(75,328)	72,565	(2,575,104)
Net (loss) income	(78,179)	63,569	(2,595,941)
Parent company | Reportable legal entities
Operating expenses:
General and administrative expenses	(374,879)	(438,071)	(1,468,711)
Research and development expenses	(24,033)	(60,297)	(39,909)
Other operating income, net	40,585	136,129	136,129
Total operating expenses	(358,327)	(362,239)	(1,372,491)
Loss from operations	(358,327)	(362,239)	(1,372,491)
Interest expenses, net	4,740	1,652	(7,490)
Foreign exchange gains (losses), net		(3)	(1)
Loss before income taxes and equity in earnings of subsidiaries	(353,587)	(360,590)	(1,379,982)
Net loss before equity in earnings of subsidiaries	(353,587)	(360,590)	(1,379,982)
Equity in (loss) income of subsidiaries and share of (loss) income from VIEs	275,408	424,159	(1,215,959)
Net (loss) income	$ (78,179)	$ 63,569	$ (2,595,941)